Convertible Preferred Stock, Common Stock and Warrants (Detail 2) (USD $)	Dec. 31, 2014
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 92,463
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	92,463
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	92,463
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 92,463